Revenues	12 Months Ended
Dec. 31, 2019
Revenues.
Revenues

(13) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2019, net revenues were RMB335,620 (US$48,209), compared to RMB333,522 during the same period in 2018, representing an increase of RMB2,098 or 0.6%. For further analysis of the factors causing revenue increase, the decrease of average sales price caused a decrease of RMB817 and sales volume factor made an increase of RMB2,915.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Sales in China	288,066	41,378	288,128	235,143
Sales in other countries (principally Europe, Asia and North America)	47,554	6,831	45,394	55,563
	335,620	48,209	333,522	290,706

Overseas sales were RMB47,554  (US$6,831) or 14.2% of total revenues, compared with RMB45,394 or 13.6% of total revenues in 2018. The increase of average sales price caused an increase of RMB553 and sales volume factor made an increase of RMB1,607.

The Company’s revenue by significant types of films for 2019, 2018 and 2017 was as follows:

	December 31, 2019			December 31, 2018		December 31, 2017
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	116,681	16,760	34.8%	129,548	38.9%	116,396	40.0%
Printing film	33,877	4,866	10.1%	30,686	9.2%	24,779	8.5%
Metallized film	5,493	789	1.6%	4,373	1.3%	8,431	2.9%
Specialty film	162,432	23,332	48.4%	148,801	44.6%	108,089	37.2%
Base film for other applications	17,137	2,462	5.1%	20,114	6.0%	33,011	11.4%
	335,620	48,209	100.0%	333,522	100.0%	290,706	100.0%

In 2019, sales of specialty films were RMB162,432 (US$23,332) and 48.4% of our total revenues as compared to RMB148,801 and 44.6% in 2018, which was an increase of RMB13,631, or 9.2%, as compared to the same period in 2018. The decrease of average sales price caused a decrease of RMB678 and sales volume factor made an increase of RMB14,309.